Acquisitions - Summary of Fair Value of Assets Acquired and Liabilities Assumed at The Date of Acquisition (Detail) $ in Millions, $ in Billions	Feb. 01, 2023 USD ($)	Feb. 01, 2023 CAD ($)	Dec. 01, 2022 CAD ($)
Bank Of The West [Member]
Disclosure of business acquisitions by acquisition assets acquired and liabilities assumed [line items]
Purchase consideration		$ 18,382
Impact of forward contracts		(269)
Net purchase consideration		18,113
Securities		28,460
Residential mortgages		11,912
Consumer installment and other personal		20,268
Credit card		885
Business and government		43,418
Total loans		76,483
Other assets		9,160
Intangible assets		2,892
Total fair value of identifiable assets acquired		116,995
Fair Value of Liabilities Assumed [Abstract]
Deposits		91,711
Other liabilities		17,650
Total fair value of identifiable liabilities assumed		109,361
Non-controlling interest		16
Goodwill		10,495
Net purchase consideration		$ 18,113
Purchase price	$ 13.8
Radicle [member]
Disclosure of business acquisitions by acquisition assets acquired and liabilities assumed [line items]
Goodwill and intangible assets			$ 150
Other assets			85
Total fair value of identifiable assets acquired			235
Fair Value of Liabilities Assumed [Abstract]
Total fair value of identifiable liabilities assumed			40
Purchase price			$ 195